Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	BANK LOANS — 4.1%
	COMMUNICATIONS — 1.4%
$134,103	CSC Holdings LLC 7.184% (1-Month Term SOFR+250 basis points), 4/15/2027[1,2,3]	$118,891
	CONSUMER DISCRETIONARY — 2.3%
160,000	AAdvantage Loyalty IP Ltd. 9.558% (3-Month USD Libor+475 basis points), 4/20/2028[1,2,3]	162,711
30,750	Griffon Corp. 7.498% (1-Month Term SOFR+260 basis points), 1/20/2029[1,2,3]	30,642
		193,353
	TECHNOLOGY — 0.4%
29,175	Presidio Holdings, Inc. 8.281% (1-Month USD Libor+360 basis points), 1/22/2027[1,2,3]	29,070
	TOTAL BANK LOANS
	(Cost $355,288)	341,314
	CORPORATE BONDS — 91.6%
	COMMUNICATIONS — 10.2%
66,000	AMC Networks, Inc. 4.250%, 2/15/2029[2]	40,577
70,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.500%, 5/1/2032[2]	57,247
83,000	Discovery Communications LLC 3.625%, 5/15/2030[2]	73,552
92,000	DISH DBS Corp. 5.875%, 11/15/2024	81,880
108,000	Hughes Satellite Systems Corp. 6.625%, 8/1/2026	102,021
100,000	iHeartCommunications, Inc. 6.375%, 5/1/2026[2]	88,250
111,000	Lamar Media Corp. 4.875%, 1/15/2029[2]	104,457
67,000	Sprint Capital Corp. 8.750%, 3/15/2032	81,673
100,000	Telecom Italia Capital S.A. 6.375%, 11/15/2033[4]	90,542
82,000	VeriSign, Inc. 4.750%, 7/15/2027[2]	81,744
68,000	Verizon Communications, Inc. 2.550%, 3/21/2031[2]	57,892
		859,835

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY — 26.8%
$96,000	Asbury Automotive Group, Inc. 4.750%, 3/1/2030[2]	$85,920
55,000	Bath & Body Works, Inc. 6.694%, 1/15/2027	54,863
121,000	Beazer Homes USA, Inc. 5.875%, 10/15/2027[2]	110,232
85,000	Boyd Gaming Corp. 4.750%, 12/1/2027[2]	81,736
91,000	Brinker International, Inc. 3.875%, 5/15/2023	90,820
111,000	Carnival Corp. 7.200%, 10/1/2023[4]	110,710
82,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op 6.500%, 10/1/2028[2]	79,558
75,000	Cinemark USA, Inc. 8.750%, 5/1/2025[2,5]	76,569
77,000	Dana, Inc. 5.625%, 6/15/2028[2]	72,312
40,000	Delta Air Lines, Inc. 2.900%, 10/28/2024[2]	38,395
87,000	General Motors Financial Co., Inc. 2.350%, 2/26/2027[2]	77,816
113,000	Goodyear Tire & Rubber Co. 5.000%, 5/31/2026[2]	109,272
122,000	Griffon Corp. 5.750%, 3/1/2028[2]	113,118
83,880	JetBlue 2020-1 Class B Pass-Through Trust 7.750%, 5/15/2030	83,888
123,000	Marriott Ownership Resorts, Inc. 4.750%, 1/15/2028[2]	109,924
136,000	MGM Resorts International 4.750%, 10/15/2028[2]	126,606
30,000	Newell Brands, Inc. 4.450%, 4/1/2026[2]	28,875
50,000	Penske Automotive Group, Inc. 3.500%, 9/1/2025[2]	47,020
186,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023[2]	186,037
85,000	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	83,684
110,000	Travel + Leisure Co. 6.000%, 4/1/2027[2]	109,126

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$101,000	Tri Pointe Homes, Inc. 5.250%, 6/1/2027[2]	$95,950
145,898	United Airlines 2019-2 Class B Pass-Through Trust 3.500%, 11/1/2029	131,757
155,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	150,803
		2,254,991
	CONSUMER STAPLES — 0.5%
43,000	Kraft Heinz Foods Co. 3.000%, 6/1/2026[2]	41,024
	ENERGY — 18.4%
79,000	Buckeye Partners LP 4.125%, 12/1/2027[2]	68,805
77,000	Continental Resources, Inc. 4.500%, 4/15/2023[2]	76,904
87,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.750%, 4/1/2025[2]	84,955
75,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.750%, 1/30/2028[2,5]	74,437
	Energy Transfer LP
47,000	6.500% (USD 5 Year Tsy+569 basis points)[2,6,7]	41,408
45,000	6.750% (USD 5 Year Tsy+513 basis points)[2,6,7]	39,604
45,000	7.125% (USD 5 Year Tsy+531 basis points)[2,6,7]	37,845
40,000	EQM Midstream Partners LP 4.000%, 8/1/2024[2]	38,463
64,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.250%, 5/15/2026[2]	61,088
92,000	Hess Corp. 4.300%, 4/1/2027[2]	89,706
117,000	HollyFrontier Corp. 2.625%, 10/1/2023	115,143
80,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.000%, 8/1/2026[2,5]	77,788
40,000	Matador Resources Co. 5.875%, 9/15/2026[2]	39,465
20,000	Murphy Oil Corp. 5.750%, 8/15/2025[2]	19,752
49,000	NuStar Logistics LP 5.750%, 10/1/2025[2]	47,654
60,000	Oceaneering International, Inc. 4.650%, 11/15/2024[2]	58,670

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$90,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[2]	$79,838
82,000	PDC Energy, Inc. 6.125%, 9/15/2024[2]	81,590
118,000	Southwestern Energy Co. 5.700%, 1/23/2025[2]	118,058
106,000	Sunoco LP / Sunoco Finance Corp. 5.875%, 3/15/2028[2]	101,760
44,000	Targa Resources Corp. 4.200%, 2/1/2033[2]	39,527
80,000	Vermilion Energy, Inc. 6.875%, 5/1/2030[2,4,5]	72,912
85,000	Western Midstream Operating LP 3.350%, 2/1/2025[2]	81,200
		1,546,572
	FINANCIALS — 23.7%
116,000	Air Lease Corp. 4.125% (USD 5 Year Tsy+315 basis points)[2,6,7]	78,880
113,000	Aircastle Ltd. 5.000%, 4/1/2023[4]	113,000
56,000	Ally Financial, Inc. 8.000%, 11/1/2031	58,749
145,000	Capital One Financial Corp. 4.985% (SOFR Rate+216 basis points), 7/24/2026[2,7]	139,685
	Citigroup, Inc.
70,000	6.250% (3-Month Term SOFR+478 basis points)[2,6,7]	67,200
80,000	7.375% (USD 5 Year Tsy+321 basis points)[2,6,7]	78,768
55,000	Crown Castle Inc. 3.300%, 7/1/2030[2]	49,552
55,000	Fidelity National Information Services, Inc. 5.100%, 7/15/2032[2]	53,520
52,000	Fifth Third Bancorp 6.361% (SOFR Index+219 basis points), 10/27/2028[2,7]	52,299
72,000	GLP Capital LP / GLP Financing II, Inc. 5.375%, 4/15/2026[2]	69,839
80,000	Goldman Sachs Group, Inc. 6.552% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	80,849
118,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.750%, 9/15/2024[2]	115,069
44,000	MetLife, Inc. 10.750%, 8/1/2039[2]	56,988

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Morgan Stanley
$55,000	6.296% (SOFR Rate+224 basis points), 10/18/2028[2,7]	$57,787
21,000	5.948% (USD 5 Year Tsy+243 basis points), 1/19/2038[2,7]	20,868
103,000	Navient Corp. 5.875%, 10/25/2024	100,049
129,000	OneMain Finance Corp. 7.125%, 3/15/2026	124,006
87,000	Pacific Life Global Funding II 1.375%, 4/14/2026[5]	77,953
123,000	PNC Financial Services Group, Inc. 8.492% (3-Month USD Libor+368 basis points)[2,6,7]	121,356
65,000	Radian Group, Inc. 6.625%, 3/15/2025[2]	64,728
101,000	RHP Hotel Properties LP / RHP Finance Corp. 4.750%, 10/15/2027[2]	94,657
130,000	Service Properties Trust 4.500%, 3/15/2025[2]	119,457
127,000	Starwood Property Trust, Inc. 4.750%, 3/15/2025[2]	119,729
84,000	VICI Properties LP / VICI Note Co., Inc. 4.250%, 12/1/2026[2,5]	78,373
		1,993,361
	HEALTH CARE — 3.2%
	Encompass Health Corp.
72,000	4.500%, 2/1/2028[2]	67,065
40,000	4.750%, 2/1/2030[2]	36,368
	Tenet Healthcare Corp.
83,000	6.250%, 2/1/2027[2]	81,621
90,000	6.125%, 10/1/2028[2]	86,009
		271,063
	INDUSTRIALS — 2.6%
87,000	Spirit AeroSystems, Inc. 3.850%, 6/15/2026[2]	82,843
107,000	Titan International, Inc. 7.000%, 4/30/2028[2]	96,410
45,000	United Rentals North America, Inc. 4.000%, 7/15/2030[2]	40,434
		219,687

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS — 2.0%
	ATI Inc.
$40,000	5.875%, 12/1/2027[2]	$39,076
71,000	5.125%, 10/1/2031[2]	64,610
62,000	Carpenter Technology Corp. 7.625%, 3/15/2030[2]	64,129
		167,815
	TECHNOLOGY — 1.0%
45,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.400%, 6/1/2027[2,4]	44,439
40,000	Xilinx, Inc. 2.950%, 6/1/2024[2]	39,058
		83,497
	UTILITIES — 3.2%
65,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	63,700
84,000	Edison International 8.125% (USD 5 Year Tsy+386 basis points), 6/15/2053[2,7]	84,765
122,000	Southern Co. 5.113%, 8/1/2027	122,118
		270,583
	TOTAL CORPORATE BONDS
	(Cost $8,143,183)	7,708,428

Number of Shares
	PREFERRED STOCKS — 0.8%
	FINANCIALS — 0.8%
60	Wells Fargo & Co., 7.500%[6,8]	70,058
	TOTAL PREFERRED STOCKS
	(Cost $83,610)	70,058
	SHORT-TERM INVESTMENTS — 3.5%
294,209	Goldman Sachs Financial Square Government Fund - Institutional, 4.66%[9]	294,209
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $294,209)	294,209
	TOTAL INVESTMENTS — 100.0%
	(Cost $8,876,290)	8,414,009
	Other Assets in Excess of Liabilities — 0.0%	3,365
	TOTAL NET ASSETS — 100.0%	$8,417,374

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. dollars.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $458,032, which represents 5.4% of total net assets of the Fund.
[6]	Perpetual security. Maturity date is not applicable.
[7]	Variable rate security.
[8]	Convertible security.
[9]	The rate is the annualized seven-day yield at period end.